Related undertakings - Associated undertakings and joint arrangements (Details) - 12 months ended Mar. 31, 2020 € in Millions, Ksh in Millions	KES (Ksh)	EUR (€)
3gis Properties (No. 1) Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
3gis Properties (No. 2) Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
3gis Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Mondjay Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Tovadan Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
H3ga Properties (No 3) Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Mobile JV Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Mobileworld Communications Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Mobileworld Operating Pty Ltd
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Foundation Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Australia Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Finance Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Receivables Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Hutchison Spectrum Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Network Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Pty Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodacash S.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.85%
COOP Mobil s.r.o.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
Wataneya Telecommunications S.A.E
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
MNP Deutschland Gesellschaft Burgerlichen Rechts
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.33%
Verwaltung "Urbana Teleunion" Rostock GmbH
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	38.38%
Safenet N.P,A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	24.97%
Tilegnous IKE
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	33.29%
Victus Networks S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	49.94%
FireFly Networks Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	22.19%
Aditya Birla Idea Payments Bank Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	21.75%
Indus Towers Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	46.95%
Vodafone m-pesa Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Foundation
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	43.72%
You Broadband India Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
You System Integration Private Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Connect (India) Mobile Technologies Private Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Siro Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Safaricom Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	26.13%
Fair value of investment in associate	Ksh 1,059,700	€ 9,194
Vodacom Business (Kenya) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	48.40%
Vodacom Lesotho (Pty) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	48.40%
Tomorrow Street SCA
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Esprit Telecom B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
XB Facilities B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Financial Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Zesko B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Bond Company B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Zoranet Connectivity Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Amsterdamse Beheer- en Consultingmaatschappij B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Nederland Holding II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Ziggo Group B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing I B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VZ Financing II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Deelnemingen B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Finance 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Netwerk II B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Real Estate B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Employment B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Services Netwerk 2 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Zakelijk Services B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
ZUM B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodafone Libertel B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
FinCo Partner 1 B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo V B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VI B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE Holdco VII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LGE HoldCo VIII B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VodafoneZiggo Group Holding B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Liberty Global Content Netherlands B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Celfocus - Solucoes Informaticas Para Telecomunicacoes S.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.00%
Sport TV Portugal, S.A.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Netgrid Telecom SRL
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Autoconnex Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	35.00%
Waterberg Lodge (Proprietary) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.25%
Jupicol (Proprietary) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	42.35%
Storage Technology Services (Pty) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.85%
Shared Networks Tanzania Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.37%
Vodacom Tanzania Public Limited Company
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.37%
M-Pesa Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.37%
Vodacom Tanzania Foundation
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.37%
Vodacom Trust Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.37%
Digital Mobile Spectrum Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	25.00%
Cable and Wireless Trade Mark Management Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Cornerstone Telecommunications Infrastructure Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
LG Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Ziggo Financing Partnership
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
Vodacom Tanzania Limited Zanzibar2
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	45.37%
Vodacom Group Limited
Associated undertakings and joint arrangements
Ownership interest (as a percent)	60.50%
Vodafone Idea Technology Solutions Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Communications Systems Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Shared Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Manpower Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Business Services Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Vodafone Idea Telecom Infrastructure Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	44.39%
Infrastrutture Wireless Italiane S.p.A
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	37.50%
VZ FinCo B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
VodafoneZiggo Employment B.V.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	50.00%
IoT.nxt USA BV
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.86%
IOT.NXT BV.
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.86%
IoT.nxt Europe BV
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.86%
10T Holdings (Proprietary) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.86%
IoT.nxt (Pty) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.86%
IOT.nxt Development (Pty) Limited
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.86%
IoT nxt USA Inc
Associated undertakings and joint arrangements
% held by Group companies (as a percent)	30.86%